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                            MFS INVESTMENT MANAGEMENT
              500 BOYLSTON STREET, BOSTON, MASSACHUSETTS 02116-3741
                                 (617) 954-5000



                                        August 26, 2005



VIA EDGAR
United States Securities & Exchange Commission
100 F Street, N.E.
Washington, DC  20549

     Re: MFS(R) Series Trust IX (the "Trust") (File Nos. 2-50409 and 811-2464) on Behalf of MFS(R) Bond Fund, MFS(R) Intermediate Investment Grade Bond Fund, MFS(R) Limited Maturity Fund, MFS(R) Research Bond Fund and MFS(R) Research Bond Fund J (the "Funds")

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter on behalf of the Trust as certification that the Prospectuses and Statements of Additional Information for the Trust do not differ from those contained in Post-Effective Amendment No. 60 (the "Amendment") to the Trust's Registration Statement on Form N-1A. The Amendment was filed electronically on August 26, 2005.

     Please call the undersigned at (617) 954-5822 or William Ward at (617) 954-5169 with any questions you may have.

                                        Very truly yours,


                                        CHRISTOPHER R. BOHANE
                                        Christopher R. Bohane
                                        Senior Counsel

CRB/bjn
enclosure